ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 20 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2025 and 2024, accrued expenses and other current liabilities consist of:

	As of December 31,
	2025	2024
Accrued expenses	$2,995,175	$1,011,720
Sundry payables	108,756	610,738
VAT	291,272	374,926
Other taxation payable	169,340	69,546
	$3,564,543	$2,066,930